OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER CURRENT ASSETS
Schedule of Other current assets
	As at December 31
	2015	2016

Rental and other deposits	9,456	30,136
Deferred tax assets, current (note 20)	5,193	—
Assets held for sale	18,531	18,531
Others	508	484

	33,688	49,151